                                                                       September 8, 2006

VIA EDGAR LINK
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

         Re:      American Skandia SPVLI, a modified single premium variable life insurance policy
                  (File no. 333-38119)
                  American Skandia FPVLI, a flexible premium variable life insurance policy
                  (File no. 333-58703)
                  American Skandia Focus, a flexible premium variable life insurance policy
                  (File no. 333-95957)
                  American Skandia Horizon, a flexible premium variable life insurance policy
                  (File no. 333-95959)

Dear Commissioners:

         On behalf of American Skandia Life Assurance Corporation and the American Skandia Life Assurance Corporation Variable
Account F ("the Accounts"), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the Account's annual report for the period ending June 30, 2006 has been transmitted to contract owners in accordance with Rule
30e-2(a) under the Act.

         In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios:

Filer/Entity:              American Skandia Trust
Registration No.:          811-05186
CIK No.:                   0000814679
Accession No.:             0001209286-06-000225
Date of Filing:            08/31/06

Filer/Entity:              Prudential Series Fund
Registration No.:          811-03623
CIK No.:                   0000711175
Accession No.:             0001193125-06-183738
Date of Filing:            08/31/06

Filer/Entity:              Wells Fargo Variable Trust
Registration No.:          811-09255
CIK No.:                   0001081402
Accession No.:             0000935069-06-002492
Date of Filing:            08/31/06

Filer/Entity:              Evergreen Variable Annuity Trust /DE/
Registration No.:          811-08716
CIK No.:                   0000928754
Accession No.:             0000936772-06-000140
Date of Filing:            09/01/06

Filer/Entity:              AIM Variable Insurance Funds
Registration No.:          811-07452
CIK No.:                   0000896435
Accession No.:             0000950129-06-008117
Date of Filing:            08/25/06

Filer/Entity:              First Defined Portfolio Management Fund, LLC
Registration No.:          811-09235
CIK No.:                   0001076487
Accession No.:             0000935069-06-002549
Date of Filing:            09/06/06

Filer/Entity:              Rydex Variable Trust
Registration No.:          811-08821
CIK No.:                   0001064046
Accession No.:             0000935069-06-002570
Date of Filing:            09/07/06

Filer/Entity:              ProFund VP
Registration No.:          811-08239
CIK No.:                   0001039803
Accession No.:             0001193125-06-185884
Date of Filing:            09/06/06

Filer/Entity:              Gartmore Variable Insurance Trust
Registration No.:          811-03213
CIK No.:                   0000353905
Accession No.:             0001193125-06-186996
Date of Filing:            09/07/06

If you have any questions regarding this filing, please contact me at (203) 944-5477.

                                                              Sincerely,

                                                              /s/Laura Kealey
                                                              Laura Kealey
                                                              Vice President, Corporate Counsel